SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 COMMON SHARES CAD	Dec. 31, 2012 COMMON SHARES CAD	Dec. 31, 2011 COMMON SHARES CAD	Dec. 31, 2013 Preferred Shares USD ($) item	Dec. 31, 2013 Preferred Shares CAD	Dec. 31, 2012 Preferred Shares CAD	Dec. 31, 2011 Preferred Shares CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series A CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series A CAD	Dec. 31, 2011 Preferred Shares Preference Shares, Series A CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series B CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series B CAD	Dec. 31, 2011 Preferred Shares Preference Shares, Series B CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series C	Dec. 31, 2013 Preferred Shares Preference Shares, Series D CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series D CAD	Dec. 31, 2011 Preferred Shares Preference Shares, Series D CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series E	Dec. 31, 2013 Preferred Shares Preference Shares, Series F CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series F CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series G	Dec. 31, 2013 Preferred Shares Preference Shares, Series H CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series H CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series I	Dec. 31, 2013 Preferred Shares Preference Shares, Series J USD ($)	Dec. 31, 2013 Preferred Shares Preference Shares, Series J CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series J CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series K	Dec. 31, 2013 Preferred Shares Preference Shares, Series L USD ($)	Dec. 31, 2013 Preferred Shares Preference Shares, Series L CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series L CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series M	Dec. 31, 2013 Preferred Shares Preference Shares, Series N CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series N CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series O	Dec. 31, 2013 Preferred Shares Preference Shares, Series P CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series P CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series Q	Dec. 31, 2013 Preferred Shares Preference Shares, Series R CAD	Dec. 31, 2012 Preferred Shares Preference Shares, Series R CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series S	Dec. 31, 2013 Preferred Shares Preference Shares, Series 1 USD ($)	Dec. 31, 2013 Preferred Shares Preference Shares, Series 1 CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series 2	Dec. 31, 2013 Preferred Shares Preference Shares, Series 3 CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series 4	Dec. 31, 2013 Preferred Shares Preference Shares, Series 5 USD ($)	Dec. 31, 2013 Preferred Shares Preference Shares, Series 5 CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series 6	Dec. 31, 2013 Preferred Shares Preference Shares, Series 7 CAD	Dec. 31, 2013 Preferred Shares Preference Shares, Series 8
Common shares par value (in Canadian dollars per share)
SHARES
Balance at beginning of year, Number of Shares	805,000,000			805,000,000	781,000,000	770,000,000
Balance at beginning of year, Amount				4,732	3,969	3,683
Shares issued, Number of Shares				13,000,000	10,000,000
Shares issued, Amount				582	388			1,434	2,651	931
Dividend Reinvestment and Share Purchase Plan (DRIP), Number of Shares				8,000,000	8,000,000	7,000,000
Dividend Reinvestment and Share Purchase Plan (DRIP), Amount				361	297	229
Shares issued on exercise of stock options, Number of Shares				5,000,000	6,000,000	4,000,000
Shares issued on exercise of stock options, Amount				69	78	57
Balance at end of year, Number of Shares	831,000,000	805,000,000		831,000,000	805,000,000	781,000,000
Balance at end of year, Amount				5,744	4,732	3,969
Issuance Costs				18	12			111	78	19
Gross proceeds	628	465	46	600	400
SHARES
Issuance Costs				(18)	(12)			(111)	(78)	(19)
Balance at end of year, Number of Shares											5,000,000	5,000,000	5,000,000	20,000,000	20,000,000	20,000,000		18,000,000	18,000,000	18,000,000		20,000,000	20,000,000		14,000,000	14,000,000		8,000,000		8,000,000		16,000,000		16,000,000		18,000,000	18,000,000		16,000,000	16,000,000		16,000,000	16,000,000		16,000,000			24,000,000		8,000,000			10,000,000
Balance at end of year, Amount								5,141	3,707	1,056	125	125	125	500	500	500		450	450	450		500	500		350	350			199	199			411	411		450	450		400	400		400	400			411		600			206		250
Characteristics of the preference shares
Initial Yield (as a percent)											5.50%			4.00%				4.00%				4.00%			4.00%			4.00%				4.00%				4.00%			4.00%			4.00%			4.00%			4.00%		4.40%			4.40%
Yearly dividend per share (in dollars per share)											1.375			1.000				1.000				1.000			1.000			$ 1.000				$ 1.000				1.000			1.000			1.000			$ 1.000			1.000		$ 1.100			1.100
Per Share Base Redemption Value (in dollars per shares)											25			25				25				25			25			$ 25				$ 25				25			25			25			$ 25			25		$ 25			25
Number of recurring anniversary after the redemption option date on which the entity may redeem preferred shares							5	5
Number of recurring anniversary after the conversion option date on which the entity may convert preferred shares							5	5
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share)							$ 25	25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year							365 days	365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill							90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill							3 months	3 months
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)																	2.40%				2.40%			2.50%			2.10%											2.70%			2.50%			2.50%					2.40%			2.80%		2.60%
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)																															3.10%				3.20%												3.10%
Cash dividend in initial quarter (in dollars per share)																																																					0.2381
Cash dividend in regular quarters (in dollars per share)																																																					0.275